Stock Compensation - Summary of Weighted Average Assumptions (Detail)	12 Months Ended
	Jun. 27, 2015	Jun. 28, 2014	Jun. 29, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Risk-free interest rate	2.11%	2.76%	1.74%
Dividend yield	4.13%	4.88%	2.83%
Expected volatility factor	37.00%	38.00%	29.70%
Expected option term (in years)	10 years	10 years	10 years